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NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

CERTPAC
001-06523

VIA FACSIMILE AND U.S. MAIL
July 30, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Bank of America Corporation
CIK: 0000070858
File Number: 001-06523
Filing: 8-A12B filed 7/30/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on July 30, 2009) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Market Index Target-Term Securities®,
Linked to the S&P 500® Index, due July 26, 2013

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Analyst, Corporate Compliance